OTHER RESERVES	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
OTHER RESERVES
NOTE 40: OTHER RESERVES

	2021	2020	2019
	£m	£m	£m
Merger reserve	7,149	7,763	7,763
Capital redemption reserve	4,479	4,462	4,462
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	207	99	123
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	9	(47)	19
Cash flow hedging reserve	(457)	1,629	1,504
Foreign currency translation reserve	(198)	(159)	(176)
At 31 December	11,189	13,747	13,695
The merger reserve primarily comprises the premium on shares issued in January 2009 as part of the recapitalisation of the Group and the acquisition of HBOS plc.
The capital redemption reserve represents transfers from distributable reserves in accordance with companies’ legislation upon the redemption of ordinary and preference share capital.
The revaluation reserves in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after-tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.
The cash flow hedging reserve represents the cumulative after-tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.
The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.
Movements in other reserves were as follows:

	2021	2020	2019
Merger reserve	£m	£m	£m
At 1 January	7,763	7,763	7,766
Redemption of preference shares (note 39)	(614)	—	(3)
At 31 December	7,149	7,763	7,763

	2021	2020	2019
Capital redemption reserve	£m	£m	£m
At 1 January	4,462	4,462	4,273
Redemption of preference shares (note 39)	17	—	—
Shares cancelled under share buyback programmes	—	—	189
At 31 December	4,479	4,462	4,462

	2021	2020	2019
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	£m	£m	£m
At 1 January	99	123	279
Change in fair value	133	46	(30)
Deferred tax	(45)	29	10
Current tax	—	(2)	—
	88	73	(20)
Income statement transfers in respect of disposals (note 9)	2	(149)	(196)
Deferred tax	20	47	61
	22	(102)	(135)
Impairment recognised in the income statement	(2)	5	(1)
At 31 December	207	99	123

	2021	2020	2019
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	£m	£m	£m
At 1 January	(47)	19	5
Change in fair value	61	(50)	—
Deferred tax	(4)	(16)	12
	57	(66)	12
Realised gains and losses transferred to retained profits	—	(16)	14
Deferred tax	(1)	16	(12)
	(1)	—	2
At 31 December	9	(47)	19

	2021	2020	2019
Cash flow hedging reserve	£m	£m	£m
At 1 January	1,629	1,504	1,051
Change in fair value of hedging derivatives	(2,279)	730	1,209
Deferred tax	646	(244)	(303)
	(1,633)	486	906
Net income statement transfers	(621)	(496)	(608)
Deferred tax	168	135	155
	(453)	(361)	(453)
At 31 December	(457)	1,629	1,504

	2021	2020	2019
Foreign currency translation reserve	£m	£m	£m
At 1 January	(159)	(176)	(164)
Currency translation differences arising in the year	(39)	4	(12)
Income statement transfers	—	13	—
At 31 December	(198)	(159)	(176)